S000045542 [Member] Expense Example - AB Small Cap Value Portfolio	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 541
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	1,807
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297	[1]
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,070
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.